Cover	Mar. 13, 2025
Cover [Abstract]
Entity Registrant Name	Winvest Group Ltd.
Entity Central Index Key	0001558740
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 13, 2025
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-56204
Entity Tax Identification Number	27-2052033
Entity Address Address Line 1	50 West Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	775
Local Phone Number	996-0288
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false